Return Stacked U.S. Stocks & Managed Futures ETF
Consolidated Schedule of Investments
April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 75.2%	Shares	Value
iShares Core S&P 500 ETF (a)	309,004	$172,411,872
TOTAL EXCHANGE TRADED FUNDS (Cost $156,266,740)		172,411,872

SHORT-TERM INVESTMENTS - 13.5%
Money Market Funds - 13.5%
First American Government Obligations Fund - Class X, 4.25% (b)	31,034,505	31,034,505
TOTAL SHORT-TERM INVESTMENTS (Cost $31,034,505)		31,034,505

TOTAL INVESTMENTS - 88.7% (Cost $187,301,245)		203,446,377
Other Assets in Excess of Liabilities - 11.3%		25,780,865
TOTAL NET ASSETS - 100.0%		$229,227,242
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Return Stacked U.S. Stocks & Managed Futures ETF
Consolidated Schedule of Futures Contracts
April 30, 2025 (Unaudited)

The Return Stacked U.S. Stocks & Managed Futures ETF & Newfound RSST Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	301	06/16/2025	$25,099,637	$231,198
Copper (a)	42	07/29/2025	4,839,450	(248,927)
Crude Oil (a)	25	05/20/2025	1,455,250	(100,904)
Euro STOXX 50 Quanto Index	46	06/20/2025	2,670,479	(36,415)
Euro/U.S. Dollar Cross Currency Rate	246	06/16/2025	34,993,500	(105,491)
FTSE 100 Index	45	06/20/2025	5,087,422	42,601
German Stock Index	14	06/20/2025	8,993,691	(81,639)
Gold (a)	59	06/26/2025	19,582,690	1,217,346
Japanese Yen/U.S. Dollar Cross Currency Rate	249	06/16/2025	21,916,669	64,480
Natural Gas (a)	16	05/28/2025	532,160	21,579
S&P 500 Index	199	06/20/2025	55,590,650	(44,175)
S&P/Toronto Stock Exchange 60 Index	13	06/19/2025	2,814,016	35,445
Silver (a)	9	07/29/2025	1,477,260	(13,073)
U.S. Treasury 10 Year Notes	82	06/18/2025	9,201,937	57,935
U.S. Treasury 2 Year Notes	622	06/30/2025	129,468,328	349,454
U.S. Treasury 5 Year Notes	228	06/30/2025	24,896,531	155,500
U.S. Treasury Long Bonds	1	06/18/2025	116,625	(295)
				$1,544,619
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(59)	06/16/2025	$3,780,130	$(55,054)
Brent Crude Oil (a)	(25)	05/30/2025	1,526,500	105,979
Canadian Dollar/U.S. Dollar Cross Currency Rate	(180)	06/17/2025	13,088,700	(310,040)
Euro-Bund	(53)	06/06/2025	7,939,457	(133,001)
Long Gilt	(53)	06/26/2025	6,620,487	(147,266)
Low Sulphur Gas Oil (a)	(31)	06/12/2025	1,855,350	58,561
Nasdaq 100 Index	(5)	06/20/2025	1,965,850	(211,627)
Nikkei 225 Index	(12)	06/12/2025	2,174,100	(178,648)
NY Harbor ULSD (a)	(14)	05/30/2025	1,177,058	37,297
Reformulated Gasoline Blendstock (a)	(23)	05/30/2025	1,949,098	57,761
				$(776,038)
Net Unrealized Appreciation (Depreciation)				$768,581

(a)	Futures held in the Newfound RSST Cayman Subsidiary.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Return Stacked U.S. Stocks & Managed Futures ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$172,411,872	$–	$–	$172,411,872
Money Market Funds	31,034,505	–	–	31,034,505
Total Investments	$203,446,377	$–	$–	$203,446,377

Other Financial Instruments: (a)
Futures Contracts*	2,435,136	–	–	2,435,136
Total Other Financial Instruments	$2,435,136	$–	$–	$2,435,136

Liabilities:
Other Financial Instruments: (a)
Futures Contracts*	(1,666,555)	–	–	(1,666,555)
Total Other Financial Instruments	$(1,666,555)	$–	$–	$(1,666,555)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Schedule of Investments for further disaggregation of investment categories.